Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Diversified Corporate Bond ETF
Issuer	Bank of America Corp.
Ticker/Sedol	06051GJB6
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$900,000
Amount Purchased (Foreign$)	N/A
Trade Date	4/22/2020
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:
Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, BMO Capital Markets Corp., Nomura Securities International, Inc., MUFG Securities Americas Inc, ABN AMRO Securities (USA) LLC, ANZ Securities, Inc., Banca IMI S.p.A., Banco de Sabadell, S.A.,
BBVA Securities Inc., BNY Mellon Capital Markets, LLC, Capital One Securities, Inc., CIBC World Markets Corp., Citizens Capital Markets, Inc., Commerz Markets LLC, Commonwealth Bank of Australia, Credit Agricole Securities (USA) Inc., Danske Markets Inc., DBS Bank Ltd., Huntington Securities, Inc., ING Financial Markets LLC, KeyBanc Capital Markets Inc., Lloyds Securities Inc., nabSecurities, LLC, Natixis Securities Americas LLC, NatWest Markets Securities Inc., Nordea Bank ABP, RB International Markets (USA) LLC, Regions Securities LLC, Santander Investment Securities Inc., Scotia Capital (USA) Inc., SMBC Nikko Securities America, Inc., Standard Chartered Bank, SunTrust Robinson Humphrey, Inc., TD Securities (USA) LLC, UniCredit Capital Markets LLC, Apto Partners, LLC, Drexel Hamilton, LLC

Underwriting Spread	0.45%
Currency	USD

Fund	Diversified Corporate Bond ETF
Issuer	Citigroup Inc.
Ticker/Sedol	172967MS7
Principal Amount (US$)	$3,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$170,000
Amount Purchased (Foreign$)	N/A
Trade Date	5/26/2020
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:	BMO Capital Markets Corp., Nomura Securities International, Inc., Banca IMI S.p.A., BBVA Securities Inc., Capital One Securities, Inc., CIBC World Markets Corp., Citizens Capital Markets, Inc., Commonwealth Bank of Australia, DBS Bank Ltd., Huntington Securities, Inc., ICBC Standard Bank Plc, ING Financial Markets LLC, KeyBanc Capital Markets Inc., Lloyds Securities Inc., nabSecurities, LLC, Natixis Securities Americas LLC, NatWest Markets Securities Inc., RBC Capital Markets, LLC, Regions Securities LLC, Santander Investment Securities Inc., SMBC Nikko Securities America, Inc., SG Americas Securities, LLC, TD Securities (USA) LLC, UniCredit Capital Markets LLC, Academy Securities, Inc., CastleOak Securities, L.P., Deutsche Bank Securities Inc., MUFG Securities Americas Inc., Scotia Capital (USA) Inc., UBS Securities LLC, ABN AMRO Securities (USA) LLC, Bank of China Limited, London Branch, Cabrera Capital Markets LLC, Credit Suisse Securities (USA) LLC, Desjardins Securities Inc., Fifth Third Securities, Inc., HSBC Securities (USA) Inc., Mischler Financial Group, Inc., National Bank of Canada Financial Inc., Roberts & Ryan Investments Inc., U.S. Bancorp Investments, Inc.
Underwriting Spread	0.425%
Currency	USD

Fund	Diversified Corporate Bond ETF
Issuer	Apollo Management Holdings, L.P.
Ticker/Sedol	03765HAF8
Principal Amount (US$)	$498,520,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$244,274.80
Amount Purchased (Foreign$)	N/A
Trade Date	6/02/2020
Price (US$)	$99.70
Price-Foreign	N/A
Underwriter	Citigroup Global Markets
Other Syndicate Members:	Goldman Sachs & Co. LLC, Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, HSBC Securities (USA) Inc., Barclays Capital Inc., BMO Capital Markets Corp., BofA Securities, Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Nomura Securities International, Inc., RBC Capital Markets, LLC, UBS Securities LLC, Wells Fargo Securities, LLC, Apollo Global Securities, LLC, BNP Paribas Securities Corp, U.S. Bancorp Investments, Inc., MUFG Securities Americas Inc, SG Americas Securities, LLC
Underwriting Spread	0.65%
Currency	USD

Fund	Diversified Corporate Bond ETF
Issuer	Toronto Dominion Bank
Ticker/Sedol	89114QCG1
Principal Amount (US$)	$1,748,705,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$279,792.80
Amount Purchased (Foreign$)	N/A
Trade Date	6/10/2020
Price (US$)	$99.926
Price-Foreign	N/A
Underwriter	TD Securities (USA) LLC
Other Syndicate Members:	Nomura Securities International, Inc., ING Financial Markets LLC, Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, Santander Investment Securities Inc., SMBC Nikko Securities America, Inc., Banca IMI S.p.A, CIBC World Markets Corp., Danske Markets Inc., DBS Bank Ltd., nabSecurities, LLC, Rabo Securities USA, Inc., Westpac Capital Markets LLC, Academy Securities, Inc., Capital Institutional Services, Inc., R. Seelaus & Co., LLC, Samuel A. Ramirez & Company, Inc., Siebert Williams Shank & Co., LLC
Underwriting Spread	0.25%
Currency	USD

Fund	Diversified Corporate Bond ETF
Issuer	Bank of America Corporation
Ticker/Sedol	06051GJD2
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$280,000
Amount Purchased (Foreign$)	N/A
Trade Date	6/16/2020
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities, Inc.
Other Syndicate Members:	Mizuho Securities USA LLC, BMO Capital Markets Corp., Nomura Securities International, Inc., MUFG Securities Americas Inc, ABN AMRO Securities (USA) LLC, ANZ Securities, Inc., Banca IMI S.p.A., Bankinter S.A., BBVA Securities Inc., Capital One Securities, Inc., CIBC World Markets Corp., Citizens Capital Markets, Inc., Commerz Markets LLC, Commonwealth Bank of Australia, Credit Agricole Securities (USA) Inc., Danske Markets Inc., DBS Bank Ltd., DZ Financial Markets LLC, Huntington Securities, Inc., ICBC Standard Bank Plc, ING Financial Markets LLC, KeyBanc Capital Markets Inc., Lloyds Securities Inc., nabSecurities, LLC, Natixis Securities Americas LLC, NatWest Markets Securities Inc., Nordea Bank ABP, Rabo Securities USA, Inc., RBC Capital Markets, LLC, RB International Markets (USA) LLC, Regions Securities LLC, Santander Investment Securities Inc., SMBC Nikko Securities America, Inc., Standard Chartered Bank, SG Americas Securities, LLC, TD Securities (USA) LLC, UniCredit Capital Markets LLC, Academy Securities, Inc., Bancroft Capital, LLC, CastleOak Securities, L.P., Siebert Williams Shank & Co., LLC
Underwriting Spread	0.35%
Currency	USD

Fund	Diversified Corporate Bond ETF
Issuer	Sumitomo Mitsui Financial Group, Inc.
Ticker/Sedol	86562MCA6
Principal Amount (US$)	$1,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$605,000
Amount Purchased (Foreign$)	N/A
Trade Date	6/29/2020
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	SMBC Nikko Securities America, Inc.
Other Syndicate Members:	Nomura Securities International, Inc., ING Financial Markets LLC, TD Securities (USA) LLC, Goldman Sachs & Co. LLC, Citigroup Global Markets Inc., J.P. Morgan Securities LLC, Barclays Capital Inc., BofA Securities, Inc., Daiwa Capital Markets America Inc., HSBC Securities (USA) Inc., BNY Mellon Capital Markets LLC, CCB International Capital Limited
Underwriting Spread	0.35%
Currency	USD